Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
Schedule of Transactions with Related Parties	The table below sets forth the major related parties and their relationships with the Group as of December 31, 2023 and September 30, 2024:
Name of related parties	Relationship with the Group
Shengda Group	An entity ultimately controlled by Mr. Ye Zaichang, the Company’s Chief Executive Officer

Schedule of Transactions with Interested and Related Parties	Amount due to a related party
	December 31,	September 30,
	2023	2024
Amount due to a related party, current
Shengda Group
Other payables (2)	4,751	6,569
	$4,751	$6,569
Amount due to a related party, non-current
Shengda Group
Payables due to the transfer of SunCar Online (1)	29,688	$23,675
	$29,688	$23,675
(1)

On December 3, 2021, Shengda Group transfered all of its equity interest, which was 55.09% as of the transfer date, of SunCar Online to Shanghai Feiyou, at price RMB4 per share, totaling RMB282 million. Upon completion of the transfer, Feiyou is liable to Shengda Group RMB282 million for the transfer of SunCar Online. As a result of the disposal of Shengda Group, Shengda Group became the related party of the Group, and the balance due to Shengda Group was presented as amount due to a related party. On March 1, 2022, the Group entered into a share purchase agreement (the “SPA”) with an affiliate of Mr. Ye to transfer the total equity of Shengda Group with the consideration of RMB 1. Pursuant to the SPA, the Group agreed to repay the debt owed to Shengda Group by full before June 1, 2023.

In April 2023, the Group negotiated with Shengda Group and consented to have an extension of payment to extend the repayment date to December 31, 2025, with annual interest rate of 1% from June 1, 2023 to December 31, 2025. Therefore, the Group reclassified the balance to non-current portion after the extension.

During the nine months ended September 30, 2024, the Group repaid the debt owned to Shengda Group through transfer of shares of SunCar Online at an aggregate amount of $6.2 million. The non-cash gains from the difference of repurchase price and transfer price of $4.5 million were charged to additional-paid-in capital for Shengda Group and the Group were under common control.

(2)	Other payables were for the ordinary course of operation, which were interest free, unsecure and could be settled on demand.

Schedule of Transactions with Related Parties	Transactions with related parties
	For the nine months ended September 30,
	2023	2024

Amount paid by a related party on behalf of the Group	167	1,111

Accrued interests of amount due to Shengda Group	134	216

Repayments of payables to Shengda Group	-	6,202